NOTE 4 – ACQUISITIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2022	Jun. 01, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions			$ 325,000	$ 325,000		$ 50,000
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	51.00%
Acquisition Costs, Cumulative	$ 1,800,000
Acquisition Costs, Period Cost	$ 1,250,000
Stock Issued During Period, Value, Acquisitions				$ 550,000
Stock Issued During Period, Shares, Acquisitions				1,461,653
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired		51.00%
Acquisition Costs, Cumulative		$ 1,800,000
Acquisition Costs, Period Cost		800,000
Stock Issued During Period, Value, Acquisitions		$ 1,000,000		$ 325,000
Stock Issued During Period, Shares, Acquisitions		2,850,330		500,000